Information Concerning the Group's Consolidated Operations - Revenues by Nature (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue [abstract]
Collaboration agreements	$ 5,043	$ 16,572	$ 10,669	$ 26,869
Licenses	127	123	200	417
Products & services	59	29	137	94
Total revenues	$ 5,229	$ 16,725	$ 11,006	$ 27,380